Pension and Other Postretirement Plans Defined Benefit Plans Periodic Benefit (Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Aug. 31, 2010 Pension Plans [Member]	Sep. 30, 2010 Pension Plans [Member]	Dec. 31, 2012 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2012 OPEB Plans [Member]	Dec. 31, 2011 OPEB Plans [Member]	Dec. 31, 2010 OPEB Plans [Member]	Aug. 30, 2010 Minimum [Member] Pension Plans [Member] years	Aug. 30, 2010 Maximum [Member] Pension Plans [Member] years
Operating Component Abstract
Service cost				$ 0	$ 0	$ 65.7	$ 0.1	$ 0.2	$ 0.2
Amortization of prior service cost				(0.4)	(0.4)	(1.6)	(3.7)	(3.7)	(3.6)
Curtailment gain			(11.9)		0	(11.9)	0	0	0
Financing Component Abstract
Interest cost				298.4	312.3	299.5	14.4	16.6	17.9
Expected return on plan assets				(387.3)	(385.0)	(350.9)	(2.7)	(3.6)	(3.7)
Recognized net actuarial losses				(70.2)	(58.3)	(163.3)	(4.5)	(4.9)	(4.6)
Net periodic benefit (income) cost				(19.1)	(14.8)	164.1	12.6	14.4	15.4
Defined Benefit Plan, Plan Amendment [Abstract]
Effect of Plan Amendment on Accumulated Benefit Obligation		743.0
Effect of Plan Amendment on Accumulated Other Comprehensive Income, Before Tax		836.0
Effect of Plan Amendment on Accumulated Other Comprehensive Income, After Tax		543.0
Effect of Plan Amendment on Plan Assets		156.0
Assumptions Used Calculating Plan Remeasurement, Discount Rate		4.77%
Assumptions Used Calculating Plan Remeasurement, Expected Long-Term Return on Assets		7.50%
Amortization Period For Calculating Actuarial Gains and Losses										9	31
Curtailment gain			(11.9)		0	(11.9)	0	0	0
Employer Contributions				84.5	84.0		19.2	21.3
Weighted average assumptions used to determine net periodic benefit cost (income) [Abstract]
Discount rate (in hundredths)				4.98%	5.50%	5.67%	4.78%	5.20%	5.64%
Expected long-term return on plan assets (in hundredths)				7.50%	7.50%	8.00%	4.25%	5.50%	5.50%
Rate of increase in future compensation levels (in hundredths)						4.51%	0.00%	0.00%	0.00%
Assumed healthcare cost trend rates for medical and prescription drug costs [Abstract]
Medical cost trend rate for the next fiscal year (Defined Benefit Plans) (in hundredths)	11.00%
Ultimate future medical cost trend rate beyond next fiscal year to 2019 (Defined Benefit Plans) (in hundredths)	5.00%
Prescription drug cost trend rate for the next fiscal year (Defined Benefit Plans) (in hundredths)	11.00%
Ultimate future prescription drug cost trend rate beyond next fiscal year to 2019 (Defined Benefit Plans) (in hundredths)	5.00%
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components							0.4
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation							9.0
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components							0.3
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation							8.0
Employer voluntary contributions in next fiscal year	$ 60.0